Amounts of Revenues and Significant Expense Categories that are Regularly Provided to the CODM and Included in Reported Segment Profit or Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues from external customers	$ 3,474	$ 2,969	$ 4,292
Depreciation	(58)	(48)	(43)
Amortization	9	10	12
Interest income	1,683	1,963	1,811
Other non-operating income, net	(2)	29	13
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS OF GIGAMEDIA	(1,554)	(2,296)	(3,399)
Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers	3,474	2,969	4,292
Personnel expenses	(2,935)	(2,860)	(2,998)
Licensing and royalty fees	(755)	(637)	(952)
Depreciation	(58)	(48)	(43)
Amortization	(9)	(10)	(12)
Interest income	6	7	8
Interest expenses	(38)	(37)	(38)
Foreign exchange gain (loss)	(138)	211	(19)
Rent and utilities	(549)	(559)	(569)
Other expenses	(592)	(372)	(575)
Other non-operating income, net	(13)	1	3
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS OF GIGAMEDIA	(1,607)	(1,335)	(903)
Headquarters expenses	(33)	(871)	(2,491)
Material Reconciling Items
Segment Reporting Information [Line Items]
Interest income	1,677	1,956	1,803
Interest expenses	38	37	38
Adjustments and reconciling items	86	(90)	(5)
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS OF GIGAMEDIA	$ (1,554)	$ (2,296)	$ (3,399)